STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($)	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at the beginning at May. 13, 2021	$ 0	$ 0	$ 0	$ 0
Balance at the beginning (in shares) at May. 13, 2021	0
Increase (Decrease) in Stockholders' Equity
Common stock issued to Sponsors	$ 288	24,712		25,000
Common stock issued to Sponsors (in shares)	2,875,000
Sale of 675,000 private placement units, net of offering costs	$ 68	6,748,463		6,748,463
Sale of 675,000 private placement units, net of offering costs, (in shares)	675,000
Allocated proceeds to public warrants, net of offering costs		5,383,059		5,383,059
Remeasurement of carrying value to redemption value of shares subject to possible redemption	$ 0	(10,504,527)		(10,504,527)
Net income (loss)			(413,954)	(413,954)
Balance at the end at Dec. 31, 2021	$ 356	1,651,707	(413,954)	1,238,109
Balance at the end (in shares) at Dec. 31, 2021	3,550,000
Increase (Decrease) in Stockholders' Equity
Net income (loss)			(186,893)	(186,893)
Balance at the end at Mar. 31, 2022	$ 356	1,651,707	(600,847)	1,051,216
Balance at the end (in shares) at Mar. 31, 2022	3,550,000
Balance at the beginning at Dec. 31, 2021	$ 356	1,651,707	(413,954)	1,238,109
Balance at the beginning (in shares) at Dec. 31, 2021	3,550,000
Increase (Decrease) in Stockholders' Equity
Net income (loss)				(133,014)
Balance at the end at Sep. 30, 2022	$ 356	1,207,000	(546,968)	660,388
Balance at the end (in shares) at Sep. 30, 2022	3,550,000
Balance at the beginning at Dec. 31, 2021	$ 356	1,651,707	(413,954)	1,238,109
Balance at the beginning (in shares) at Dec. 31, 2021	3,550,000
Increase (Decrease) in Stockholders' Equity
Remeasurement of carrying value to redemption value of shares subject to possible redemption		(1,154,587)		(1,154,587)
Net income (loss)			36,861	36,861
Balance at the end at Dec. 31, 2022	$ 356	497,120	(377,093)	120,383
Balance at the end (in shares) at Dec. 31, 2022	3,550,000
Balance at the beginning at Mar. 31, 2022	$ 356	1,651,707	(600,847)	1,051,216
Balance at the beginning (in shares) at Mar. 31, 2022	3,550,000
Increase (Decrease) in Stockholders' Equity
Remeasurement of carrying value to redemption value of shares subject to possible redemption		(135,370)		(135,370)
Net income (loss)			(130,227)	(130,227)
Balance at the end at Jun. 30, 2022	$ 356	1,516,337	(731,074)	785,619
Balance at the end (in shares) at Jun. 30, 2022	3,550,000
Increase (Decrease) in Stockholders' Equity
Remeasurement of carrying value to redemption value of shares subject to possible redemption		(309,337)		(309,337)
Net income (loss)			184,106	184,106
Balance at the end at Sep. 30, 2022	$ 356	1,207,000	(546,968)	660,388
Balance at the end (in shares) at Sep. 30, 2022	3,550,000
Balance at the beginning at Dec. 31, 2022	$ 356	497,120	(377,093)	120,383
Balance at the beginning (in shares) at Dec. 31, 2022	3,550,000
Increase (Decrease) in Stockholders' Equity
Remeasurement of carrying value to redemption value of shares subject to possible redemption		(497,120)	(475,952)	(973,072)
Net income (loss)			505,192	505,192
Balance at the end at Mar. 31, 2023	$ 356		(347,853)	(347,497)
Balance at the end (in shares) at Mar. 31, 2023	3,550,000
Balance at the beginning at Dec. 31, 2022	$ 356	$ 497,120	(377,093)	120,383
Balance at the beginning (in shares) at Dec. 31, 2022	3,550,000
Increase (Decrease) in Stockholders' Equity
Net income (loss)				(1,382,784)
Balance at the end at Sep. 30, 2023	$ 356		(2,655,710)	(2,655,354)
Balance at the end (in shares) at Sep. 30, 2023	3,550,000
Balance at the beginning at Mar. 31, 2023	$ 356		(347,853)	(347,497)
Balance at the beginning (in shares) at Mar. 31, 2023	3,550,000
Increase (Decrease) in Stockholders' Equity
Fair value of founder shares transferred on Promissory Notes			1,616,132	1,616,132
Excise tax imposed on common stock redemptions			(1,028,975)	(1,028,975)
Remeasurement of carrying value to redemption value of shares subject to possible redemption			(611,121)	(611,121)
Net income (loss)			(959,222)	(959,222)
Balance at the end at Jun. 30, 2023	$ 356		(1,331,039)	(1,330,683)
Balance at the end (in shares) at Jun. 30, 2023	3,550,000
Increase (Decrease) in Stockholders' Equity
Remeasurement of carrying value to redemption value of shares subject to possible redemption			(395,917)	(395,917)
Net income (loss)			(928,754)	(928,754)
Balance at the end at Sep. 30, 2023	$ 356		$ (2,655,710)	$ (2,655,354)
Balance at the end (in shares) at Sep. 30, 2023	3,550,000